Accounts Receivable, Net - Summary of Accounts Receivable, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Accounts receivable	$ 216,756	$ 230,513
Allowance for doubtful accounts	(3,205)	(2,065)
Accounts receivable, net of allowances	$ 213,551	$ 228,448